Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent Events
Note 12 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the un audited
condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company, other than as previously described herein, did not identify any subsequent events that would have required adjustment
or disclosure in the financial statements.

Flame Acquisition Corp [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent eve
n
ts and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company, other than as previously described herein, or listed below, did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 26, 2024, the Company, entered into a Stipulation and Agreement of Settlement (the “Settlement Agreement”) among (i) Grey Fox, LLC, MAZ Properties, Inc., Bean Blossom, LLC, Winter Hawk, LLC, Mark Tautrim, Trustee of the Mark Tautrim Revocable Trust, and Denise McNutt, on behalf of themselves and the Court-certified Settlement Class (the “Plaintiffs and Settlement Class Members”), (ii) Pacific Pipeline Company (“PPC”), and (iii) the Company, with respect to the settlement and release of certain claims related to the Pipelines, including claims impacting the right of way for the Pipelines (collectively, the “Released Claims”).

Pursuant to the terms of the Settlement Agreement, (i) the Plaintiffs and Settlement Class Members will be obligated to, among other things, (a) release the Company, PPC and the other released parties from and against the Released Claims, (b) grant certain temporary construction easements to facilitate the repair of certain portions of the Pipelines, and (c) cooperate in good faith with the Company and PPC with respect to any and all steps reasonably required to restart the Pipelines and operate it thereafter, including obtaining all necessary regulatory approvals, c on
sistent with the requirements of the relevant government agencies and the Consent Decree issued by the United States District Court for the Central District of California in relation to Civil Action No. 2:20-cv-02415 (United States of America and the People of the State of California v. Plains All American Pipeline, L.P. and Plains Pipeline, L.P.) and (ii) the Company has agreed to among other things, (a) create an interest-bearing non-reversionary qualified settlement fund and pay $35,000,000 into such fund, and (b) deliver to class counsel an irrevocable standby letter of credit issued by J.P. Morgan & Co. or another federally insured bank in the amount of $35,000,000 to secure the Company’s obligation to make certain payments under the Settlement Agreement. The Settlement Agreement is subject to approval by the United States District Court for the Central District of California (the “Court”). There can be no assurance that the Court will grant final approval of the Settlement Agreement on its current terms or at all.